Discontinued Operations - Narrative (Details) $ in Millions	1 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 31, 2023	Feb. 24, 2023	Dec. 31, 2022	Oct. 31, 2022 rig	Sep. 30, 2022	Sep. 01, 2022 rig	Jan. 20, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of tender rig business | $	$ 112
Number of jackup units | rig					7		7
Paratus Energy Services Ltd. (Formerly NSNCo)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)	35.00%					35.00%
NSNCo noteholders | Paratus Energy Services Ltd. (Formerly NSNCo)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest prior to disposal (in percent)	65.00%							65.00%
SeaMex | Paratus Energy Services Ltd. (Formerly NSNCo)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest ( in percent)	100.00%
Seabras Sapura | Paratus Energy Services Ltd. (Formerly NSNCo)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest ( in percent)	50.00%
Archer | Paratus Energy Services Ltd. (Formerly NSNCo)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest ( in percent)	15.70%
PES
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest ( in percent)	35.00%	0.00%	35.00%	35.00%		35.00%		35.00%